Series B Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Series B Warrants [Abstract]
Schedule of Series B Warrants
	For the Year Ended December 31,
	2015	2014
Dividend yield	0.00%	NA
Volatility factor	70.00%	NA
Risk-free interest rate	1.75%	NA
Expected term (years)	4.61	NA
Weighted-average fair value of warrants granted during the periods	$0.46	NA